Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Annual Rate of Depreciation	Annual rates of depreciation are as follows:
%

Factory and other buildings	4
Machinery and equipment	7 - 33
Office furniture and equipment	6 - 15

Schedule of Fair Value of Stock Options Valuation Assumptions

The fair value for the Company’s stock options granted to employees and directors was estimated using a Black-Scholes option-pricing model with the following weighted-average assumptions:

	December 31,
	2017	2016

Dividend yield	0%	0%
Risk-free interest rate	1.78%	1.19%
Expected term (in years)	4.18	4.5
Volatility	79%	80%

Summary of Changes in Accumulated Other Comprehensive Income

The following table summarizes the changes in accumulated balances of other comprehensive income, net of taxes for the years ended December 31, 2017 and 2016:

Accumulated foreign currency translation differences

Balance as of December 31, 2015	$387
Net current period other comprehensive loss	(165)

Balance as of December 31, 2016	$222
Net current period other comprehensive income	170

Balance as of December 31, 2017	$392